Benefit Plans — Predecessor (Details)	6 Months Ended	8 Months Ended
	Jun. 30, 2021	Sep. 14, 2021
Aria Energy LLC [Member]
Benefit Plans — Predecessor (Details) [Line Items]
Description, of employees contribution	Aria matches up to 100% of employees’ first 3% contribution and 50% of the employees’ next 2% contribution	Aria matches up to 100% of employees’ first 3% contribution and 50% of the employees’ next 2% contribution